601 Lexington Avenue New York, NY 10022
Kim Kaufman, Esq.	United States
To Call Writer Directly:		Facsimile:
+1 212 909 3148	+1 212 446 4800	+1 212 446 4900
kim.kaufman@kirkland.com
www.kirkland.com

December 20, 2024

Via EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:     NB Asset-Based Credit Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of NB Asset-Based Credit Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-2 (the “Registration Statement”). The Fund has separately filed a Notification of Registration under the 1940 Act on Form N-8A on the date hereof.

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact the undersigned by telephone at (212) 909-3148 or by email at kim.kaufman@kirkland.com if you have any questions.

Sincerely,

/s/ Kim Kaufman, Esq.
Kim Kaufman, Esq.

cc:     Nicole M. Runyan, P.C.

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